Profit and loss information (Tables)	6 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Disclosure of expenses by nature

(EUR thousand)		Three months ended September 30		Six months ended September 30
Expenses by nature	Note	2023	2022	2023	2022
Employee benefit expenses		(27,995)	(25,391)	(58,927)	(50,440)
Depreciation and amortization		(9,998)	(12,658)	(20,135)	(30,217)
Agent costs		(21,474)	(16,467)	(39,978)	(28,248)
IT costs		(3,909)	(3,694)	(7,408)	(6,980)
Auditors, lawyers and consultants		(2,711)	(2,597)	(5,305)	(4,776)
Advertising and promotion		(3,323)	(3,449)	(8,168)	(6,480)
Travel, entertainment, office and rental cost		(3,139)	(2,459)	(6,163)	(4,849)
Share based payment transactions expenses		(2,366)	(3,126)	(2,966)	(4,692)
External and other personnel cost		(2,466)	(1,644)	(4,437)	(3,128)
Business restructuring expenses		(43)	(3,614)	(126)	(3,934)
Corporate restructuring expenses		(249)	(402)	(317)	(523)
Impairments		(25)	—	(48)	(567)
Change in fair value of warrants and put options	9	(8,839)	(1,927)	(750)	5,013
Other operating expenses		(2,143)	(2,429)	(4,069)	(3,085)
Total operating expenses		(88,680)	(79,857)	(158,797)	(142,906)

Disclosure of income tax benefit (expense)

(EUR thousand)	Three months ended September 30		Six months ended September 30
Income tax	2023	2022	2023	2022
Current income tax expense	(6,195)	(2,662)	(11,421)	(3,744)
Adjustment in respect of current income tax of previous years	73	3,162	117	3,587
Adjustment in respect of deferred income tax of previous years	(1,279)	(220)	320	(239)
Deferred tax benefit / (expense)	(1,397)	299	(1,857)	3,035
Income tax benefit / (expense) reported in the income statement	(8,798)	579	(12,841)	2,639